Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

31.	Commitments

31.1.	Aircraft purchase commitment

On December 31, 2023, the Company had 101 firm orders (91 on December 31, 2022) for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase. The approximate amount of firm orders in the current period considers an estimate of contractual discounts, and corresponds to around R$18,827,647 (R$20,574,804 on December 31, 2022) corresponding to US$3,888,965 on December 31, 2023 (US$3,943,271 on December 31, 2022) and are segregated as follows:

	2023	2022
2023	-	4,234,480
2024	3,882,344	5,847,873
2025	3,349,889	6,970,535
2026 onwards	11,595,414	3,521,916
Total	18,827,647	20,574,804

Of the total commitments presented above, the Company should disburse the amount of R$6,400,686 (corresponding to US$1,322,101 on December 31, 2023) as advances for aircraft acquisition, according to the financial shedule below:

	2023	2022
2023	-	1,642,175
2024	1,439,432	1,990,773
2025	1,132,693	2,355,513
2026 onwards	3,828,561	1,182,264
Total	6,400,686	7,170,725

31.2.	Fuel purchase commitment

The Company has a commitment to purchase aircraft fuel at a fixed price in the future for use in its operations, which complements its exposure risk management strategy. As of December 31, 2023, the purchase commitments until 2024 amount to R$538,661.